UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan Street
Milwaukee, WI 53202

2.		The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Chase Growth Fund - Class N Shares (EDGAR Class Identifier C000013859)
Chase Growth Fund - Institutional Class Shares (EDGAR Class Identifier C000043306)

3.		Investment Company Act File Number:		811-07959

		Securities Act File Number:		333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2021

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (9/21)

5.	Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

	(i)		Aggregate sale price of securities sold during the
			fiscal year pursuant to section 24(f):			$8,644,481

	(ii)		Aggregate price of securities redeemed or
			repurchased during the fiscal year:	$10,195,329

	(iii)		Aggregate price of securities redeemed or
			repurchased during any prior fiscal year ending no
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees payable
			to the Commission:	$784,035,151

	(iv)		Total available redemption credits [add Items 5(ii) and 5(iii)]:		-$	794,230,480

	(v)		Net sales - if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years		$(785,585,999)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.0000927

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				N/A

		Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

10.	Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response
	response to any item of this Form. To the extent responses relate to particular item, provide the item number(s), as applicable.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Cheryl L. King
Cheryl L. King
Vice President, Treasurer

Date	December 20, 2021

*Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan Street
Milwaukee, WI 53202

2.		The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Poplar Forest Cornerstone Fund - Class A (EDGAR Class Identifier C000149955)
Poplar Forest Cornerstone Fund - Investor Class (EDGAR Class Identifier C000149956)

3.		Investment Company Act File Number:		811-07959

		Securities Act File Number:		333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2021

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (9/21)

5.	Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

	(i)		Aggregate sale price of securities sold during the
			fiscal year pursuant to section 24(f):			$1,281,768

	(ii)		Aggregate price of securities redeemed or
			repurchased during the fiscal year:	$3,456,621

	(iii)		Aggregate price of securities redeemed or
			repurchased during any prior fiscal year ending no
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees payable
			to the Commission:	$3,022,996

	(iv)		Total available redemption credits [add Items 5(ii) and 5(iii)]:		-$	6,479,617

	(v)		Net sales - if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years		$(5,197,849)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.0000927

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				N/A

		Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

10.	Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response
	response to any item of this Form. To the extent responses relate to particular item, provide the item number(s), as applicable.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Cheryl L. King
Cheryl L. King
Vice President, Treasurer

Date	December 20, 2021

*Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan Street
Milwaukee, WI 53202

2.		The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Poplar Forest Partners Fund - Class A (EDGAR Class Identifier C000082237)
Poplar Forest Partners Fund - Institutional Class (EDGAR Class Identifier C000082238)

3.		Investment Company Act File Number:	811-07959

		Securities Act File Number:	333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2021

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (9/21)

5.	Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

	(i)		Aggregate sale price of securities sold during the
			fiscal year pursuant to section 24(f):			$43,787,639

	(ii)		Aggregate price of securities redeemed or
			repurchased during the fiscal year:	$56,785,139

	(iii)		Aggregate price of securities redeemed or
			repurchased during any prior fiscal year ending no
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees payable
			to the Commission:	$377,468,595

	(iv)		Total available redemption credits [add Items 5(ii) and 5(iii)]:		-$	434,253,734

	(v)		Net sales - if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years		$(390,466,095)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.0000927

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				N/A

		Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

10.	Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response
	response to any item of this Form. To the extent responses relate to particular item, provide the item number(s), as applicable.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Cheryl L. King
Cheryl L. King
Vice President, Treasurer

Date	December 20, 2021

*Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan Street
Milwaukee, WI 53202

2.		The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Scharf Fund - Institutional Class (EDGAR Class Identifier C000108787)
Scharf Fund - Retail Class (EDGAR Class Identifier C000152038)

3.		Investment Company Act File Number:		811-07959

		Securities Act File Number:		333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2021

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (9/21)

5.	Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

	(i)		Aggregate sale price of securities sold during the
			fiscal year pursuant to section 24(f):			$56,775,449

	(ii)		Aggregate price of securities redeemed or
			repurchased during the fiscal year:	$71,093,022

	(iii)		Aggregate price of securities redeemed or
			repurchased during any prior fiscal year ending no
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees payable
			to the Commission:	$319,338,882

	(iv)		Total available redemption credits [add Items 5(ii) and 5(iii)]:		-$	390,431,904

	(v)		Net sales - if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years		$(333,656,455)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.00927%

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				N/A

		Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

10.	Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response
	response to any item of this Form. To the extent responses relate to particular item, provide the item number(s), as applicable.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Cheryl L. King
Cheryl L. King
Vice President, Treasurer

Date	December 20, 2021

*Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan Street
Milwaukee, WI 53202

2.		The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Scharf Multi-Asset Opportunity Fund - Institutional Class (EDGAR Class Identifier C000121649)
Scharf Multi-Asset Opportunity Fund - Retail Class (EDGAR Class Identifier C000168063)

3.		Investment Company Act File Number:		811-07959

		Securities Act File Number:		333-17391

4(a).	Last day of fiscal year for which this Form is filed:

September 30, 2021

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (9/21)

5.	Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

	(i)		Aggregate sale price of securities sold during the
			fiscal year pursuant to section 24(f):			$4,578,395

	(ii)		Aggregate price of securities redeemed or
			repurchased during the fiscal year:	$7,589,248

	(iii)		Aggregate price of securities redeemed or
			repurchased during any prior fiscal year ending no
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees payable
			to the Commission:	$24,155,301

	(iv)		Total available redemption credits [add Items 5(ii) and 5(iii)]:		-$	31,744,549

	(v)		Net sales - if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years		$(27,166,154)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.00927%

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				N/A

		Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

10.	Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response
	response to any item of this Form. To the extent responses relate to particular item, provide the item number(s), as applicable.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Cheryl L. King
Cheryl L. King
Vice President, Treasurer

Date	December 20, 2021

*Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan Street
Milwaukee, WI 53202

2.		The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Scharf Global Opportunity Fund (EDGAR Class Identifier C000144365)

3.		Investment Company Act File Number:		811-07959

		Securities Act File Number:		333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2021

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (9/21)

5.	Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

	(i)		Aggregate sale price of securities sold during the
			fiscal year pursuant to section 24(f):			$4,801,306

	(ii)		Aggregate price of securities redeemed or
			repurchased during the fiscal year:	$2,399,709

	(iii)		Aggregate price of securities redeemed or
			repurchased during any prior fiscal year ending no
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees payable
			to the Commission:	$9,906,869

	(iv)		Total available redemption credits [add Items 5(ii) and 5(iii)]:		-$	12,306,578

	(v)		Net sales - if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years		$(7,505,272)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.00927%

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				N/A

		Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

10.	Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response
	response to any item of this Form. To the extent responses relate to particular item, provide the item number(s), as applicable.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Cheryl L. King
Cheryl L. King
Vice President, Treasurer

Date	December 20, 2021

*Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EX8/CHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan Street
Milwaukee, WI 53202

2.		The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Scharf Alpha Opportunity Fund - Retail Class (EDGAR Class Identifier C000164478)

3.		Investment Company Act File Number:		811-07959

		Securities Act File Number:		333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2021

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (9/21)

5.	Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

	(i)		Aggregate sale price of securities sold during the
			fiscal year pursuant to section 24(f):			$121,806

	(ii)		Aggregate price of securities redeemed or
			repurchased during the fiscal year:	$3,953,202

	(iii)		Aggregate price of securities redeemed or
			repurchased during any prior fiscal year ending no
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees payable
			to the Commission:	$15,092,027

	(iv)		Total available redemption credits [add Items 5(ii) and 5(iii)]:		-$	19,045,229

	(v)		Net sales - if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years		$(18,923,423)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.00927%

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				N/A

		Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

10.	Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response
	response to any item of this Form. To the extent responses relate to particular item, provide the item number(s), as applicable.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Cheryl L. King
Cheryl L. King
Vice President, Treasurer

Date	December 20, 2021

*Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan Street
Milwaukee, WI 53202

2.		The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Shenkman Capital Floating Rate High Income Fund - Class F (EDGAR Class Identifier C000165120)
Shenkman Capital Floating Rate High Income Fund - Institutional Class (EDGAR Class Identifier C000144368)

3.		Investment Company Act File Number:	811-07959

		Securities Act File Number:	333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2021

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (9/21)

5.	Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

	(i)		Aggregate sale price of securities sold during the
			fiscal year pursuant to section 24(f):			$121,930,624

	(ii)		Aggregate price of securities redeemed or
			repurchased during the fiscal year:	$75,336,406

	(iii)		Aggregate price of securities redeemed or
			repurchased during any prior fiscal year ending no
			earlier than October 11, 1995 that were not
			previously used to reduce registration fees payable
			to the Commission:	$69,879,272

	(iv)		Total available redemption credits [add Items 5(ii) and 5(iii)]:		-$	145,215,678

	(v)		Net sales - if Item 5(i) is greater than Item 5(iv)
			[subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years		$(23,285,054)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.00009270

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	0.00

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				N/A

		Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

10.	Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response
	response to any item of this Form. To the extent responses relate to particular item, provide the item number(s), as applicable.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Cheryl L. King

Vice President, Treasurer

Date	December 13, 2021

*Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Advisors Series Trust
615 E. Michigan Street
Milwaukee, WI 53202

2.		The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Shenkman Capital Short Duration High Income Fund - Class A (EDGAR Class Identifier C000119634)
Shenkman Capital Short Duration High Income Fund - Class C (EDGAR Class Identifier C000119635)
Shenkman Capital Short Duration High Income Fund - Class F (EDGAR Class Identifier C000126960)
Shenkman Capital Short Duration High Income Fund - Institutional Class (EDGAR Class Identifier C000119636)

3.		Investment Company Act File Number:	811-07959

		Securities Act File Number:	333-17391

4(a).	Last day of fiscal year for which this Form is filed:
September 30, 2021

4(b).	[ ]		Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (9/21)

5.	Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$876,075,749

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$309,667,397

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			-$	309,667,397

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$566,408,352

	(vi)	Redemption credits available for use in future years		$(0)
		- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x	0.00009270

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):			=$	52,506.05

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then
	report the amount of securities (number of shares or other units) deducted here : N/A . If there is a
	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal
	year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
	here : N/A .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
	(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	52,506.05

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:				12/13/2021

		Method of Delivery:

		[ X ]	Wire Transfer - Tracking Number 20211213J1Q5040C001002

		[ ]	Mail or other means

10.	Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response
	response to any item of this Form. To the extent responses relate to particular item, provide the item number(s), as applicable.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Cheryl L. King

Vice President, Treasurer

Date	December 13, 2021

*Please print the name and title of the signing officer below the signature.